Contract assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Contract Assets
Schedule of contract assets
	(Unaudited) June 30, 2025	(Audited) December 31, 2024
	S$	S$

Contract assets	83,241	10,642

	2024	2023
	S$	S$

Contract assets	10,642	11,931